Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Mid Cap Stock Fund

For the period ended March 31, 2021

Schedule of Investments (unaudited)

March 31, 2021

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.42%

Aerospace & Defense 0.68%
Hexcel Corp.		176,687	$9,894

Air Freight & Logistics 1.10%
Expeditors International of Washington, Inc.		147,716	15,908

Airlines 1.25%
Delta Air Lines, Inc.		375,360	18,122

Auto Components 1.69%
Lear Corp.		134,630	24,402

Automobiles 1.40%
Harley-Davidson, Inc.		503,198	20,178

Banks 6.65%
CIT Group, Inc.		584,174	30,091
Citizens Financial Group, Inc.		552,020	24,371
East West Bancorp, Inc.		363,930	26,858
SVB Financial Group*		29,850	14,736
Total			96,056

Beverages 1.18%
Carlsberg A/S Class B(a)	DKK	111,230	17,090

Building Products 3.18%
A.O. Smith Corp.		322,054	21,774
Masco Corp.		404,143	24,208
Total			45,982

Capital Markets 3.50%
Ameriprise Financial, Inc.		123,356	28,674
KKR & Co., Inc. Class A		448,425	21,906
Total			50,580

Chemicals 3.74%
Axalta Coating Systems Ltd.*		614,530	18,178
Corteva, Inc.		303,660	14,156
Valvoline, Inc.		833,370	21,726
Total			54,060
Investments	Shares	Fair Value (000)
Communications Equipment 1.38%
F5 Networks, Inc.*	95,616	$19,947

Construction & Engineering 1.63%
EMCOR Group, Inc.	210,283	23,585

Consumer Finance 1.66%
Discover Financial Services	252,400	23,975

Diversified Financial Services 1.01%
Equitable Holdings, Inc.	447,571	14,600

Electric: Utilities 5.24%
Edison International	285,064	16,705
Entergy Corp.	192,153	19,113
NRG Energy, Inc.	590,053	22,263
Pinnacle West Capital Corp.	217,133	17,664
Total		75,745

Electrical Equipment 3.02%
Hubbell, Inc.	134,119	25,065
Rockwell Automation, Inc.	70,057	18,596
Total		43,661

Electronic Equipment, Instruments & Components 1.47%
Avnet, Inc.	513,486	21,315

Energy Equipment & Services 0.93%
NOV, Inc.	984,330	13,505

Equity Real Estate Investment Trusts 6.89%
Alexandria Real Estate Equities, Inc.	105,510	17,335
Camden Property Trust	166,928	18,347
CoreSite Realty Corp.	107,920	12,934
Duke Realty Corp.	409,311	17,163
Host Hotels & Resorts, Inc.	953,430	16,065
Weingarten Realty Investors	659,104	17,737
Total		99,581

Food & Staples Retailing 1.33%
BJ’s Wholesale Club Holdings, Inc.*	428,010	19,201

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Shares	Fair Value (000)
Food Products 1.24%
J.M. Smucker Co. (The)	141,570	$17,913

Health Care Equipment & Supplies 2.32%
NuVasive, Inc.*	162,526	10,655
Zimmer Biomet Holdings, Inc. 142,950		22,884
Total		33,539

Health Care Providers & Services 3.68%
AmerisourceBergen Corp.	157,102	18,549
Molina Healthcare, Inc.*	76,040	17,775
Quest Diagnostics, Inc.	131,430	16,868
Total		53,192

Hotels, Restaurants & Leisure 1.49%
Caesars Entertainment, Inc.*	246,458	21,553

Household Durables 1.46%
Leggett & Platt, Inc.	461,428	21,064

Household Products 1.07%
Spectrum Brands
Holdings, Inc.	182,300	15,495

Information Technology Services 3.13%
Euronet Worldwide, Inc.*	178,190	24,644
Sabre Corp.	1,385,904	20,525
Total		45,169

Insurance 4.32%
Everest Re Group Ltd.	86,550	21,448
Fidelity National Financial, Inc.	494,495	20,106
Hartford Financial Services Group, Inc. (The)	313,582	20,944
Total		62,498

Internet & Direct Marketing Retail 1.63%
eBay, Inc.	385,050	23,580

Leisure Products 1.41%
Brunswick Corp.	213,798	20,390

Life Sciences Tools & Services 1.51%
Waters Corp.*	77,040	21,892
Investments	Shares		Fair Value (000)
Machinery 4.27%
Allison Transmission Holdings, Inc.		523,400	$21,370
Cummins, Inc.		78,540	20,351
Westinghouse Air Brake Technologies Corp.		251,824	19,934
Total			61,655

Media 3.29%
Fox Corp. Class A		420,690	15,191
Nexstar Media Group, Inc. Class A		97,305	13,665
Omnicom Group, Inc.		252,910	18,753
Total			47,609

Metals & Mining 1.89%
Lundin Mining Corp.(a)	CAD	1,588,360	16,343
Reliance Steel & Aluminum Co.		71,700	10,919
Total			27,262

Multi-Utilities 1.26%
CMS Energy Corp.		298,556	18,278

Oil, Gas & Consumable Fuels 4.28%
Cabot Oil & Gas Corp.		525,930	9,877
Marathon Petroleum Corp.		211,606	11,319
ONEOK, Inc.		257,265	13,033
Pioneer Natural Resources Co.		173,517	27,558
Total			61,787

Pharmaceuticals 1.04%
Horizon Therapeutics Plc*		163,190	15,020

Real Estate Management & Development 0.69%
Realogy Holdings Corp.*		655,600	9,919

Road & Rail 1.53%
Kansas City Southern		83,910	22,146

Semiconductors & Semiconductor Equipment 1.34%
Teradyne, Inc.		159,290	19,382

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

March 31, 2021

Investments	Shares	Fair Value (000)
Software 1.24%
Fair Isaac Corp.*	36,900	$17,935

Specialty Retail 2.96%
Ross Stores, Inc.	176,937	21,217
Williams-Sonoma, Inc.	120,170	21,534
Total		42,751

Technology Hardware, Storage & Peripherals 1.68%
NetApp, Inc.	334,605	24,316

Thrifts & Mortgage Finance 0.99%
Essent Group Ltd.	300,373	14,265

Trading Companies & Distributors 0.77%
AerCap Holdings NV (Ireland)*(b)	189,678	11,142

Total Common Stocks (cost $1,135,986,187)		1,437,139
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.82%

Repurchase Agreements 0.82%
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $11,259,600 of U.S. Treasury Note at 2.625% due 12/31/2023; value: $12,056,163; proceeds: $11,819,722 (cost $11,819,722)	$11,820	$11,820
Total Investments in Securities 100.24% (cost $1,147,805,909)		1,448,959
Liabilities in Excess of Foreign Cash and Other Assets (0.24)%		(3,514)
Net Assets 100.00%		$1,445,445

CAD	Canadian dollar.
DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,437,139	$—	$—	$1,437,139
Short-Term Investments
Repurchase Agreements	—	11,820	—	11,820
Total	$1,437,139	$11,820	$—	$1,448,959

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity.

Notes to Schedule of Investments (unaudited)(concluded)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

QPHR-MIDCAP-1Q
(3/21)